Retirement Benefit Plans - Schedule of Future Deficit Payments to BTPS (Parenthetical) (Detail) £ in Millions	12 Months Ended
Mar. 31, 2018 GBP (£)
2020 [Member]
Disclosure of defined benefit plans [Line Items]
Deficit contribution payable amount	£ 400
2021 [Member]
Disclosure of defined benefit plans [Line Items]
Deficit contribution payable amount	£ 200